Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Taxes	Royalties	Total Payments
Total	$ 253.5	$ 1.9	$ 255.4
UNITED STATES
Total			252.7
UNITED STATES | Department of Treasury [Member]
Total	250.8		250.8
UNITED STATES | Bureau of Land Management [Member]
Total		$ 1.9	1.9
CANADA
Total			2.7
CANADA | Canada Revenue Agency [Member]
Total	2.4		2.4
CANADA | Municipality of Guysborough [Member]
Total	$ 0.3		$ 0.3